INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived, Acquired [Line Items]
Gross Carrying Amount	$ 1,972	$ 1,799
Accumulated Amortization	(421)	(237)
Total amortization expense	1,551	1,562
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
Gross Carrying Amount	2,035	1,862
Accumulated Amortization	(421)	(237)
Net Carrying Amount	1,614	1,625
Insurance licenses
Intangible Asset, Indefinite-Lived [Line Items]
Indefinite-lived intangible assets	63	63
Distributor relationships
Intangible Asset, Finite-Lived, Acquired [Line Items]
Gross Carrying Amount	1,483	1,467
Accumulated Amortization	(134)	(106)
Total amortization expense	1,349	1,361
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
Accumulated Amortization	(134)	(106)
Trade name
Intangible Asset, Finite-Lived, Acquired [Line Items]
Gross Carrying Amount	71	71
Accumulated Amortization	(21)	(16)
Total amortization expense	50	55
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
Accumulated Amortization	(21)	(16)
Unpaid claims reserve intangible asset
Intangible Asset, Finite-Lived, Acquired [Line Items]
Gross Carrying Amount	102	103
Accumulated Amortization	(68)	(61)
Total amortization expense	34	42
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
Accumulated Amortization	(68)	(61)
Software and other
Intangible Asset, Finite-Lived, Acquired [Line Items]
Gross Carrying Amount	316	158
Accumulated Amortization	(198)	(54)
Total amortization expense	118	104
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
Accumulated Amortization	$ (198)	$ (54)